[Graphic Omitted]

--------------------------------------
LIBERTY INCOME FUND  SEMIANNUAL REPORT
--------------------------------------

JUNE 30, 2001

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

Falling interest rates set the stage for fixed-income markets during the first six months of 2001. In response to overwhelming evidence of a slowing economy, the Federal Reserve Board (the Fed) reversed its monetary policy from a tightening bias to one of easing. In an effort to prevent a recession, the Fed aggressively lowered interest rates, announcing six cuts between January and June 2001, for a total of 2.75%. This is the most aggressive Fed action since the early 1990s.

The bond market in general benefited from these aggressive rate cuts. High quality bonds enjoyed particularly strong performance, as did short- and intermediate-term bonds with slightly lower ratings (i.e., A and BBB). High yield bonds started the period strong, but faltered in March. Against this backdrop, the Liberty Income Fund provided solid returns for the six-month period ended June 30, 2001.

The following report will provide you with more specific information about market conditions, the fund's performance and the strategies used by your portfolio manager during the period. As always, we thank you for choosing the Liberty Income Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President

                                                   ----------------------------
                                                   NOT FDIC    MAY LOSE VALUE
                                                    INSURED   NO BANK GUARANTEE
                                                   ----------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

After a very difficult year in 2000, the Liberty Income Fund experienced a nice rally in the first half of 2001. For the six-month period ended June 30, 2001, the fund's class A shares generated a total return of 3.40% without a sales charge. The fund narrowly underperformed its benchmark, the Lehman Government/Credit Bond Index, which returned 3.51% for the same period. This slight underperformance can be attributed to the fact that the fund maintains its position in the high yield bond sector, which dramatically underperformed during the period, while the index reflects the performance of a much higher-quality bond market.

FIXED INCOME MARKET PERFORMANCE WAS MIXED

As the period began, the Fed reversed its monetary policy in response to the slowing economy. Most bonds did well in this environment of falling interest rates, with bonds in the high quality sector of the market performing particularly well. As the yield curve steepened, bonds with short to intermediate maturities benefited most. Within this short to intermediate maturity range, those issues with slightly lower ratings (A and BBB) performed especially well.

It was a turbulent period, however, for lower-rated, high yield bonds. This was due, in part, to the economic slowdown. (The high yield market is tied more closely to the stock market than other fixed income markets.) In addition, the telecommunications industry, which makes up approximately one third of the high yield market, was caught in a capital crunch. As funding sources across the industry seemed to dry up simultaneously, telecom companies found themselves unable to raise the money needed to continue their build-out. Poor performance in the high yield sector was also caused by a high default rate, with defaults reaching their highest level since 1991.

CREDIT QUALITY INCREASED DURING THE PERIOD

We were able to take advantage of the diverse conditions in the market by increasing credit quality within the portfolio. We maintained a relatively high weighting in high quality, AAA rated bonds (35.4% of net assets as of June 30, 2001), which performed well during the period. At the same time, we significantly reduced our position in lower-rated bonds, cutting the portfolio's holdings in bonds rated B or lower from 5.8% of net assets at the beginning of the period to 2.4% of net assets at the close of the period.

NET ASSET VALUE PER SHARE AS OF 6/30/01 ($)
Class A                                           5.96
------------------------------------------------------
Class B                                           5.96
------------------------------------------------------
Class C                                           5.96
------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE 1/1/01 - 6/30/01 ($)
Class A                                          0.201
------------------------------------------------------
Class B                                          0.179
------------------------------------------------------
Class C                                          0.183
------------------------------------------------------

SEC YIELDS ON 6/30/01 (%)
Class A                                          5.56
------------------------------------------------------
Class B                                          5.07
------------------------------------------------------
Class C                                          5.22
------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share.

Past performance cannot predict future results.


PORTFOLIO STRUCTURE BREAKDOWN AS OF 6/30/01 (%)

Corporate Bonds                                  56.2
------------------------------------------------------
US Government & Agency Bonds                     32.3
------------------------------------------------------
Foreign Government Bonds                          4.3
------------------------------------------------------
Preferred Stocks                                  4.0
------------------------------------------------------
Cash Equivalents                                  1.9
------------------------------------------------------
Other                                             1.3
------------------------------------------------------

QUALITY BREAKDOWN AS OF 6/30/01 (%)

AAA                                              35.4
------------------------------------------------------
A                                                 8.9
------------------------------------------------------
BBB                                              36.4
------------------------------------------------------
BB                                               11.6
------------------------------------------------------
B and Below                                       2.4
------------------------------------------------------
Equity and Other                                  5.3
------------------------------------------------------

Quality and portfolio structure breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies:
Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns and structure in the future.



UTILITIES AND ENERGY SECTORS PROVIDED STRONG PERFORMANCE

We found some excellent opportunities in the utilities and energy sectors, as a result of higher energy prices during the period. Within these sectors, we did well with holdings in NRG Energy (1.3% of net assets), an energy provider in the Midwestern US, and Avista Corporation (1.6% of net assets). Avista (formerly Washington Water and Power) earned more than 7.5% during the period as a result of excellent profit margins in a very tight energy market.

FUTURE SEEMS POSITIVE FOR BOND INVESTORS

Most signals seem to indicate that we are at or near the bottom of the current economic cycle. Auto and home sales remain strong, unemployment remains at a reasonable level and inflation appears to be under control. We anticipate the economy will begin to pick up in the fourth quarter of this year or early in 2002. We also appear to be moving toward the end of the current interest rate cycle, although we believe rate cuts may continue on a less aggressive schedule through the summer and into the fall.

The bond market should remain strong under these conditions. In the high yield market, we expect that defaults will begin to decrease as bank liquidity and credit conditions improve.

We intend to maintain our fundamental investment strategy, which focuses heavily on corporate bond issues. We will also continue to take advantage of occasional opportunities in the high yield bond market, especially if the high yield market stages a recovery.

/s/ Richard A. Stevens

RICHARD A. STEVENS is portfolio manager of Liberty Income Fund and a vice president of Colonial Management Associates, Inc. (CMA). Mr. Stevens has managed or co-managed the fund since September 1995.

An investment in the fund offers attractive income and total return opportunities, but it also involves certain risks associated with the credit quality of lower-rated bonds. International investing may pose special risks due to currency fluctuations as well as political and social developments. The fund's manager seeks to manage the risk through diversification and allocation limits.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 6/30/91 - 6/30/01

               CLASS A SHARES         CLASS A SHARES        LEHMAN GOVERNMENT/
             WITHOUT SALES CHARGE    WITH SALES CHARGE      CREDIT BOND INDEX

JUNE 1991          $10,000              $ 9,425                  $10,000
                    10,141                9,557                   10,125
                    10,315                9,722                   10,357
                    10,475                9,872                   10,574
                    10,569                9,961                   10,668
                    10,647               10,035                   10,775
                    10,945               10,316                   11,138
                    10,906               10,279                   10,973
                    10,987               10,355                   11,031
                    10,981               10,350                   10,970
                    11,045               10,410                   11,036
                    11,249               10,602                   11,250
                    11,384               10,730                   11,415
                    11,640               10,971                   11,707
                    11,756               11,080                   11,811
                    11,871               11,188                   11,973
                    11,662               10,991                   11,790
                    11,725               11,051                   11,780
                    11,913               11,228                   11,982
                    12,139               11,441                   12,243
                    12,440               11,725                   12,498
                    12,538               11,817                   12,540
                    12,600               11,875                   12,637
                    12,605               11,880                   12,630
                    12,893               12,152                   12,917
                    12,973               12,227                   13,000
                    13,304               12,539                   13,299
                    13,345               12,578                   13,345
                    13,466               12,691                   13,400
                    13,312               12,547                   13,249
                    13,351               12,583                   13,307
                    13,590               12,808                   13,506
                    13,310               12,544                   13,212
                    12,888               12,147                   12,888
                    12,706               11,975                   12,781
                    12,665               11,937                   12,758
                    12,645               11,918                   12,729
                    12,871               12,131                   12,984
                    12,851               12,112                   12,989
                    12,704               11,974                   12,793
                    12,683               11,953                   12,779
                    12,683               11,953                   12,756
                    12,802               12,066                   12,840
                    13,017               12,269                   13,086
                    13,298               12,534                   13,390
                    13,472               12,698                   13,480
                    13,714               12,925                   13,668
                    14,310               13,487                   14,241
                    14,377               13,551                   14,355
                    14,354               13,529                   14,299
                    14,580               13,741                   14,482
                    14,739               13,891                   14,630
                    14,921               14,063                   14,845
                    15,127               14,258                   15,090
                    15,404               14,518                   15,312
                    15,474               14,584                   15,406
                    15,147               14,276                   15,080
                    15,023               14,159                   14,953
                    14,898               14,041                   14,850
                    14,867               14,012                   14,825
                    15,027               14,163                   15,022
                    15,068               14,202                   15,056
                    15,109               14,240                   15,019
                    15,418               14,532                   15,286
                    15,778               14,870                   15,642
                    16,115               15,189                   15,930
                    15,959               15,041                   15,753
                    15,951               15,034                   15,772
                    16,044               15,121                   15,805
                    15,760               14,853                   15,617
                    15,955               15,038                   15,845
                    16,151               15,223                   15,993
                    16,374               15,433                   16,185
                    16,934               15,960                   16,680
                    16,667               15,708                   16,493
                    16,998               16,021                   16,752
                    17,122               16,138                   17,020
                    17,141               16,156                   17,110
                    17,345               16,348                   17,290
                    17,631               16,618                   17,534
                    17,651               16,636                   17,499
                    17,697               16,679                   17,553
                    17,798               16,774                   17,641
                    17,952               16,920                   17,829
                    18,055               17,017                   18,011
                    18,111               17,069                   18,026
                    18,131               17,088                   18,377
                    18,597               17,527                   18,903
                    18,450               17,389                   18,769
                    18,693               17,618                   18,881
                    18,757               17,678                   18,928
                    18,929               17,841                   19,063
                    18,568               17,500                   18,609
                    18,768               17,689                   18,702
                    18,903               17,816                   18,749
                    18,544               17,478                   18,556
                    18,474               17,412                   18,498
                    18,407               17,349                   18,446
                    18,308               17,255                   18,432
                    18,416               17,357                   18,598
                    18,440               17,380                   18,646
                    18,519               17,454                   18,635
                    18,402               17,344                   18,521
                    18,373               17,317                   18,516
                    18,483               17,420                   18,747
                    18,635               17,563                   19,019
                    18,402               17,344                   18,926
                    18,301               17,248                   18,909
                    18,767               17,688                   19,294
                    18,919               17,831                   19,499
                    19,232               18,126                   19,774
                    19,316               18,205                   19,849
                    19,142               18,042                   19,974
                    19,357               18,244                   20,316
                    19,767               18,630                   20,716
                    20,158               18,999                   21,064
                    20,362               19,191                   21,281
                    20,380               19,209                   21,379
                    20,244               19,080                   21,218
                    20,396               19,223                   21,341
JUNE 2001           20,419               19,449                   21,445




The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of a selection of US government and investment grade corporate bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01 (%)

Share Class                  A                    B                    B
Inception                 12/1/69              5/15/92               8/1/97

                     without   with        without   with        without  with
                     sales     sales       sales     sales       sales    sales
                     charge    charge      charge    charge      charge   charge
6 month (Cumulative)  3.40     (1.51)       3.02     (1.98)       3.10     2.10
1 year                8.90      3.73        8.12      3.12        8.28     7.28
5 year                6.34      5.31        5.55      5.24        5.84     5.84
10 year               7.40      6.88        6.66      6.66        7.15     7.15

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT www.libertyfunds.com FOR DAILY PERFORMANCE UPDATES. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 6/30/91 - 6/30/01 ($)

                       without                with
                       sales                  sales
                       charge                 charge
Class A                20,419                 19,449
-----------------------------------------------------
Class B                19,050                 19,050
-----------------------------------------------------
Class C                19,948                 19,948
-----------------------------------------------------

INVESTMENT PORTFOLIO

                                                      PAR             VALUE
BONDS & NOTES - 92.6%
-------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 58.4%
CONSTRUCTION - 1.6%
BUILDING CONSTRUCTION - 1.6%
Centex Corp.,
  9.750% 06/15/05                                 $ 2,000,000      $  2,168,820
                                                                   ------------
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 5.0%
DEPOSITORY INSTITUTIONS - 0.8%
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                  1,000,000         1,076,560
                                                                   ------------
INSURANCE CARRIERS - 1.5%
Jefferson-Pilot Capital Trust,
  8.285% 03/01/46(a)                                2,000,000         2,011,800
                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.3%
Ford Motor Credit Co.,
  7.875% 06/15/10                                   2,000,000         2,099,740
General Motors Acceptance Corp.,
  7.250% 03/02/11                                   1,000,000         1,010,850
                                                                   ------------
                                                                      3,110,590
                                                                   ------------
REAL ESTATE - 0.4%
Dr. Horton,
  9.750% 09/15/10                                     500,000           517,500
                                                                   ------------
-------------------------------------------------------------------------------
MANUFACTURING - 7.1%
CHEMICALS & ALLIED PRODUCTS - 0.8%
Huntsman ICI Holdings LLC,
  Zero coupon 12/31/09                                500,000           150,000
Lyondell Chemical Co.,
  9.625% 05/01/07                                     500,000           500,000
Messer Griesham Holdings AG,
  10.375% 06/01/11                                    200,000           176,230
Texas Petrochemical Corp.,
  11.125% 07/01/06                                    255,000           226,950
                                                                   ------------
                                                                      1,053,180
                                                                   ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.6%
Avista Corp.,
  9.750% 06/01/08                                   2,000,000         2,157,000
                                                                   ------------
FOOD & KINDRED PRODUCTS - 1.6%
Delhaize America, Inc.,
  8.125% 04/15/11                                   2,000,000         2,083,660
                                                                   ------------
PAPER PRODUCTS - 0.8%
International Game Technology,
  8.375% 05/15/09                                   1,000,000         1,025,000
                                                                   ------------
PETROLEUM REFINING - 1.5%
USX Corp.,
  9.375% 02/15/12                                   1,700,000         1,998,469
                                                                   ------------
PRIMARY METAL - 0.4%
AK Steel Corp.,
  9.125% 12/15/06                                     500,000           516,250
                                                                   ------------
TRANSPORTATION EQUIPMENT - 0.4%
Lear Corp.,
  9.500% 07/15/06                                     500,000           521,250
                                                                   ------------
-------------------------------------------------------------------------------
MINING & ENERGY - 12.6%
CRUDE PETROLEUM & NATURAL GAS - 1.3%
NRG Energy, Inc.,
  8.250% 09/15/10                                   1,600,000         1,672,896
                                                                   ------------
MISCELLANEOUS METAL ORES - 1.5%
Cyprus Amax Minerals Co.,
  10.125% 01/01/02                                  2,000,000         2,054,460
                                                                   ------------
OIL & GAS EXTRACTION - 7.2%
El Paso Energy Corp.,
  8.500% 06/01/11                                     300,000           301,500
HS Resources, Inc.,
  9.250% 11/15/06                                     500,000           523,750
Ocean Energy, Inc.,
  8.875% 07/15/07                                   1,000,000         1,060,000
Pemex Finance Ltd.,
  9.030% 02/15/11                                   2,000,000         2,165,863
Pemex Project Funding Master Trust,
  9.125% 10/13/10                                   1,500,000         1,581,900
Pogo Producing Co.,
  8.250% 04/15/11                                     500,000           500,000
Pride Petroleum Services, Inc.,
  9.375% 05/01/07                                   1,000,000         1,060,000
Varco International, Inc.,
  7.250% 05/01/11                                   1,500,000         1,458,750
Vintage Petroleum, Inc.,
  8.625% 02/01/09                                   1,000,000         1,030,000
                                                                   ------------
                                                                      9,681,763
                                                                   ------------
OIL & GAS FIELD SERVICES - 2.6%
Phillips Petroleum Co.,
  9.375% 02/15/11                                   2,000,000         2,377,380
R&B Falcon Corp.,
  9.500% 12/15/08                                   1,000,000         1,155,000
                                                                   ------------
                                                                      3,532,380
                                                                   ------------
-------------------------------------------------------------------------------
RETAIL TRADE - 2.8%
FOOD STORES - 0.7%
Winn-Dixie Stores, Inc.,
  8.875% 04/01/08                                   1,000,000         1,000,000
                                                                   ------------
MISCELLANEOUS RETAIL - 2.1%
Discover Credit Card,
  9.070% 03/16/12                                   2,500,000         2,767,307
                                                                   ------------
-------------------------------------------------------------------------------
SERVICES - 7.2%
AMUSEMENT & RECREATION - 2.1%
Harrahs Operating Co., Inc.,
  7.125% 06/01/07                                   2,000,000         1,979,240
Hollywood Casino Corp.,
  11.250% 05/01/07                                    750,000           802,500
                                                                   ------------
                                                                      2,781,740
                                                                   ------------
HEALTH SERVICES - 2.0%
Healthsouth Corp.,
  8.500% 02/01/08                                     500,000           505,000
Quest Diagnostic, Inc.,
  7.500% 07/12/11                                   1,000,000           994,990
Tenet Healthcare Corp.,
  9.250% 09/01/10                                   1,000,000         1,140,000
                                                                   ------------
                                                                      2,639,990
                                                                   ------------

HOTELS, CAMPS & LODGING - 1.5%
MGM Mirage, Inc.,
  8.500% 09/15/10                                   2,000,000         2,076,880
                                                                   ------------
OTHER SERVICES - 1.6%
ERAC USA Finance Co.,
  9.125% 12/15/04(a)                                2,000,000         2,142,540
                                                                   ------------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 22.1%
AIR TRANSPORTATION - 5.0%
AMR Corp.,
  9.000% 08/01/12                                   2,000,000         2,063,240
Delta Air Lines, Inc.,
  10.375% 02/01/11                                  1,500,000         1,665,840
Federal Express Corp.,
  9.650% 06/15/12                                   2,500,000         2,947,575
                                                                   ------------
                                                                      6,676,655
                                                                   ------------
BROADCASTING - 2.5%
News America Holdings, Inc.,
  9.250% 02/01/13                                   2,000,000         2,242,460
Westinghouse Electric Corp.,
  8.625% 08/01/12                                   1,000,000         1,119,500
                                                                   ------------
                                                                      3,361,960
                                                                   ------------
CABLE - 2.3%
CSC Holdings, Inc.,
  8.125% 07/15/09                                   1,000,000           989,790
Lenfest Communications, Inc.,
  8.250% 02/15/08                                   2,000,000         2,081,040
                                                                   ------------
                                                                      3,070,830
                                                                   ------------
CABLE & OTHER SERVICES - 1.1%
Comcast Cable Communications,
  7.125% 06/15/13                                   1,500,000         1,487,235
                                                                   ------------
ELECTRIC SERVICES - 3.0%
Exelon Corp.:
  6.750% 05/01/11                                   1,000,000           984,370
  6.950% 06/15/11                                   1,000,000           993,510
PSE&G Energy Holdings, Inc.
  8.625% 02/15/08(a)                                1,000,000         1,004,560
PSE&G Power,
  7.750% 04/15/11                                   1,000,000         1,030,830
                                                                   ------------
                                                                      4,013,270
                                                                   ------------
GAS SERVICES - 0.9%
Coastal Corp.,
  9.625% 05/15/12                                   1,000,000         1,151,690
                                                                   ------------
SANITARY SERVICES - 0.8%
Allied Waste of North America, Inc.:
  7.625% 01/01/06                                     500,000           495,000
  8.875% 04/01/08                                     500,000           515,625
                                                                   ------------
                                                                      1,010,625
                                                                   ------------
TELECOMMUNICATIONS - 6.1%
Dominion Resources, Inc.,
  8.125% 06/15/10                                   2,000,000         2,152,960
Sprint Spectrum, LP
  stepped coupon, (12.500% 08/15/01)
  (b) 08/15/06                                      3,020,000         3,171,000
Tele-Communications, Inc.,
  9.800% 02/01/12                                   2,400,000         2,865,816
                                                                   ------------
                                                                      8,189,776
                                                                   ------------
TELEPHONE COMMUNICATIONS - 0.4%
Telefonos de Mexico S.A.,
  8.250% 01/26/06                                     500,000           513,855
                                                                   ------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
  (cost of $80,094,105)                                              78,065,931
                                                                   ------------
                                         CURRENCY
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
Government of New Zealand,
  10.000% 03/15/02                          NZ      3,500,000         1,462,060
Republic of Panama,
  9.625% 02/11/11                           PA      1,000,000         1,018,500
                                                                 --------------
TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
  (cost of $2,127,494)                                                2,480,560
                                                                 --------------
-------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.3%
Federal National Mortgage Association:
  7.250% 01/15/10                                   2,500,000         2,686,325
  9.000% 07/01/19                                     142,340           152,728
                                                                   ------------
                                                                      2,839,053
                                                                   ------------
Government National Mortgage Association:
  10.000% 10/15/17                                     13,716            15,225
  10.500% 01/15/16                                    140,893           158,240
  11.500% 05/15/13                                     20,511            23,498
  12.500% 11/15/10                                     68,624            79,646
  13.000% 04/15/11                                      5,301             6,232
  14.000% 08/15/11                                      4,228             5,065
                                                                   ------------
                                                                        287,906
                                                                   ------------
U.S. Treasury Bonds:
  6.875% 08/15/25                                   3,000,000         3,363,270
  10.750% 08/15/05                                  9,250,000        11,215,625
                                                                   ------------
                                                                     14,578,895
                                                                   ------------
U.S. Treasury Notes:
  6.500% 02/15/10                                   3,000,000         3,222,180
  7.000% 07/15/06                                  10,826,000        11,742,854
  10.375% 11/15/12                                  8,250,000        10,434,930
                                                                   ------------
                                                                     25,399,964
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (cost of $41,411,063)                                              43,105,818
                                                                   ------------
TOTAL BONDS & NOTES (cost of $123,632,662)                          123,652,309
                                                                   ------------

                                                      SHARES
PREFERRED STOCKS - 4.0%
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 4.0%
CABLE - 1.0%
CSC Holdings Ltd.,
  11.125% PIK                                          12,798         1,366,186
                                                                   ------------
ELECTRIC SERVICES - 3.0%
ComEd Financing I, 8.480%                              78,000         1,941,420
TXU Electric Capital 1, TOPRS, 8.250%                  80,000         1,996,800
                                                                   ------------
                                                                      3,938,220
                                                                   ------------
TOTAL PREFERRED STOCKS
  (cost of $5,459,384)                                                5,304,406
                                                                   ------------
                                                      PAR
SHORT-TERM OBLIGATION - 1.9%
-------------------------------------------------------------------------------
Repurchase Agreement with SBC Warburg Ltd.,
  dated 06/29/01 due 07/02/01 at 3.950%,
  collateralized by U.S. Treasury bonds and/or
  notes with various maturities to 2026,
  market value $2,598,695 (Repurchase
  proceeds $2,554,841)                            $ 2,554,000         2,554,000
                                                                   ------------
TOTAL INVESTMENTS
  (cost of $131,646,046)                                            131,510,715
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET - 1.5%                              2,085,407
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $133,596,122
                                                                   ------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $5,158,900 which represents 3.9% of net assets.
(b) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

As of June 30, 2001, the Fund entered into the following forward foreign currency exchange contracts:

      CONTRACTS           IN EXCHANGE                        NET UNREALIZED
     TO DELIVER               FOR          SETTLEMENT DATE     APPRECIATION
----------------------------------------------------------------------------
  NZ        2,260,000    US$   915,778         08/08/01              $10,821
  EU          201,000    US$   175,682         08/16/01                5,124
                                                                     -------
                                                                     $15,945
                                                                     =======

SUMMARY OF SECURITIES                                            % OF TOTAL
BY COUNTRY                 COUNTRY                VALUE         INVESTMENTS
---------------------------------------------------------------------------
United States                                  $128,340,070           97.6%
New Zealand                   NZ                  1,462,060            1.1
Panama                        PA                  1,018,500            0.8
Mexico                        MX                    513,855            0.4
Euro                          EU                    176,230            0.1
                                               ------------          -----
                                               $131,510,715          100.0%
                                               ============          =====

                 ACRONYM               NAME
                 -------               ----
                  PIK             Payment-in-Kind

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

ASSETS
Investments, at value (cost $131,646,046)                        $131,510,715
Cash, including foreign currencies
  (cost of $1,499)                                                      1,371
Receivable for:
  Interest                                                          2,634,812
  Fund shares sold                                                    450,210
  Dividend                                                             82,588
  Deferred Trustees' compensation plan                                 11,801
Unrealized appreciation on forward foreign currency contracts          15,945
                                                                 ------------
  Total Assets                                                    134,707,442

LIABILITIES
Payable for:
  Investments purchased                                               546,835
  Fund share purchased                                                 93,940
  Distributions                                                       307,148
  Management fee                                                       55,727
  Transfer agent fee                                                   32,707
  Bookkeeping fee                                                       4,693
  Trustees' fee                                                         2,546
  Custody fee                                                             465
  Deferred Trustees' fee                                               11,801
Other                                                                  55,458
                                                                 ------------
  Total Liabilities                                                 1,111,320
                                                                 ------------
Net Assets                                                       $133,596,122
                                                                 ------------

COMPOSITION OF NET ASSETS
Paid in capital                                                  $147,433,270
Overdistributed net investment income                              (1,978,967)
Accumulated net realized loss                                     (11,737,878)
Net unrealized appreciation (depreciation) on:
  Investments                                                        (135,331)
  Foreign currency translations                                        15,028
                                                                 ------------
NET ASSETS                                                       $133,596,122
                                                                 ------------
Net assets value and redemption price per share -- Class A
  ($98,236,173/16,476,231)                                              $5.96(a)
                                                                 ------------
Maximum offering price per share --
  Class A ($5.96/0.9525)                                                $6.26(b)
                                                                 ------------
Net asset value and offering price per share
  Class B ($31,949,727/5,358,449)                                       $5.96(a)
                                                                 ------------
Net asset value and offering price per share
  Class C ($3,410,222/571,965)                                          $5.96(a)
                                                                 ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------


INVESTMENT INCOME
Interest income                                                    $ 4,428,921
Dividend income                                                        200,771
                                                                   -----------
  Total Investment Income (net of nonreclaimable foreign taxes
    withheld at source which amounted to $4,047)                     4,629,692

EXPENSES
Management fee                                       $   329,026
Service fee                                              164,513
Distribution fee -- Class B                              121,012
Distribution fee -- Class C                               10,446
Transfer agent fee                                       234,033
Bookkeeping fee                                           27,782
Trustees' fee                                              5,092
Custodian fee                                              2,787
Other expenses                                            47,000
                                                     -----------
  Total Expenses                                         941,691
Fees waived by the Distributor --
  Class C                                                               (2,050)
                                                                   -----------
  Net Expenses                                                         939,641
                                                                   -----------
  Net Investment Income                                              3,690,051
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized loss on:
  Investments                                           (756,963)
  Foreign currency transactions                          (62,475)
                                                                   -----------
    Net realized loss                                                 (819,438)
Net change in unrealized appreciation/depreciation on:
  Investments                                          1,221,279
  Foreign currency translations                          137,752
                                                     -----------
  Net change in unrealized
    appreciation/depreciation                                        1,359,031
                                                                   -----------
Net Gain                                                               539,593
                                                                   -----------
Increase in Net Assets from Operations                             $ 4,229,644
                                                                   -----------

--------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30,                      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                     2001                            2000
--------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $  3,690,051             $  9,489,191
Net realized loss on investments and foreign currency
  transactions                                                   (819,438)              (7,254,570)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                 1,359,031                6,906,712
                                                             ------------             ------------
    Net Increase from Operations                                4,229,644                9,141,333

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (4,296,707)              (9,752,499)
                                                             ------------             ------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                       19,034,111               10,918,205
Distributions reinvested -- Class A                             1,760,220                3,991,531
Redemptions -- Class A                                        (17,530,391)             (22,509,214)
                                                             ------------             ------------
    Net Increase (Decrease) -- Class A                          3,263,940               (7,599,478)
                                                             ------------             ------------
Subscriptions -- Class B                                        5,089,235                6,969,267
Distributions reinvested -- Class B                               552,206                1,343,400
Redemptions -- Class B                                         (6,583,218)             (14,741,138)
                                                             ------------             ------------
    Net Decrease -- Class B                                      (941,777)              (6,428,471)
                                                             ------------             ------------
Subscriptions -- Class C                                        1,394,139                2,325,785
Distributions reinvested -- Class C                                45,425                  129,523
Redemptions -- Class C                                           (452,824)              (2,734,911)
                                                             ------------             ------------
    Net Increase (Decrease) -- Class C                            986,740                 (279,603)
                                                             ------------             ------------
    Net Increase (Decrease) from Share Transactions             3,308,903              (14,307,552)
                                                             ------------             ------------
    Total Increase (Decrease) in Net Assets                     3,241,840              (14,918,718)

NET ASSETS
Beginning of period                                           130,354,282              145,273,000
                                                             ------------             ------------
End of period (including overdistributed and
  undistributed net investment of $(1,978,967) and
  $98,581, respectively)                                     $133,596,122             $130,354,282
                                                             ------------             ------------
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions -- Class A                                        3,168,457                1,853,507
Issued for distributions reinvested -- Class A                    293,766                  678,599
Redemptions -- Class A                                         (2,917,554)              (3,825,972)
                                                             ------------             ------------
    Net Increase (Decrease) -- Class A                            544,669               (1,293,866)
                                                             ------------             ------------
Subscriptions -- Class B                                          847,248                1,183,256
Issued for distributions reinvested -- Class B                     92,130                  228,379
Redemptions -- Class B                                         (1,097,914)              (2,505,822)
                                                             ------------             ------------
    Net Decrease -- Class B                                      (158,536)              (1,094,187)
                                                             ------------             ------------
Subscriptions -- Class C                                          231,742                  393,333
Issued for distributions reinvested -- Class C                      7,580                   22,012
Redemptions -- Class C                                            (75,536)                (463,719)
                                                             ------------             ------------
    Net Increase (Decrease) -- Class C                            163,786                  (48,374)
                                                             ------------             ------------
Total Increase (Decrease) in Shares of Beneficial
Interest                                                          549,919               (2,436,427)
                                                             ------------             ------------

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENT (UNAUDITED)
-------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Liberty Income Fund (the "Fund"), a series of Liberty Funds Trust I, formerly Colonial Trust I, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by investing primarily in corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as interest or dividend payments is recorded as income and as the cost basis of such securities.

Effective January 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $1,470,892 reduction in cost of securities and a corresponding $1,470,892 decrease in net unrealized depreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change, for the six months ended June 30, 2001, was to decrease net investment income by $476,045, increase unrealized appreciation by $356,210 and decrease net realized loss by $119,835. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. When a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholding with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the "Advisor"), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended June 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $4,341 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $33, $50,596, and $22 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares and Class C shares. The Distributor has agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $78,911,065, and $73,604,176, respectively, of which $25,110,078 and $25,472,689 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at June 30, 2001, based on cost of investments for financial statement purposes was:

    Gross unrealized appreciation                             $ 2,026,116
    Gross unrealized depreciation                              (2,161,447)
                                                              -----------
        Net unrealized depreciation                           $  (135,331)
                                                              -----------

CAPITAL LOSS CARRYFORWARDS
At December 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              Year of                       Capital loss
            expiration                      carryforward
            ----------                      ------------
               2002                          $1,007,000
               2007                           1,857,000
               2008                           4,888,000
                                             ----------
                                             $7,752,000
                                             ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 2001.

----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                                     (UNAUDITED)
                                                                           SIX MONTHS ENDED JUNE 30, 2001
                                                           ----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  5.96              $  5.96              $  5.96
                                                               -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                                      0.17                 0.15                 0.15
Net realized and unrealized gain (b)                              0.03                 0.03                 0.03
                                                               -------              -------              -------
    Total from Investment Operations                              0.20                 0.18                 0.18
                                                               -------              -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                       (0.20)               (0.18)               (0.18)
                                                               -------              -------              -------
NET ASSET VALUE, END OF PERIOD                                 $  5.96              $  5.96              $  5.96
                                                               -------              -------              -------
Total return (c)(d)                                              3.40%                3.02%                3.10%(e)
                                                               -------              -------              -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                     1.24%                1.99%                1.84%
Net investment income (b)(f)                                     5.85%                5.10%                5.25%
Waiver/reimbursement (f)                                            --                   --                0.15%
Portfolio turnover rate (d)                                        59%                  59%                  59%
Net assets, end of period (000's)                              $98,236              $31,950             $  3,410

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting
    Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the six months ended June 30, 2001, was to decrease net investment income per share, for each class, by $0.03, increase net realized and unrealized gain, for each class, by $0.03 and decrease the ratio of net investment income to average net assets for Class A, Class B and Class C shares from 6.58% to 5.85%, 5.83% to 5.10% and
    5.98% to 5.25%, respectively.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Annualized.


                                                                            YEAR ENDED DECEMBER 31, 2000
                                                            ----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  5.98              $  5.98              $  5.98
                                                               -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                         0.43                 0.39                 0.40(b)
Net realized and unrealized loss                                 (0.01)               (0.01)               (0.01)
                                                               -------              -------              -------
    Total from Investment Operations                              0.42                 0.38                 0.39
                                                               -------              -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                       (0.43)               (0.39)               (0.40)
Return of capital                                                (0.01)               (0.01)               (0.01)
                                                               -------              -------              -------
    Total Distributions Declared to Shareholders                 (0.44)               (0.40)               (0.41)
                                                               -------              -------              -------
NET ASSET VALUE, END OF PERIOD                                 $  5.96              $  5.96              $  5.96
                                                               -------              -------              -------
Total return (c)                                                 7.39%                6.60%                6.76%(d)
                                                               -------              -------              -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                     1.22%                1.97%                1.82%(b)
Net investment income (e)                                        7.32%                6.57%                6.72%(b)
Portfolio turnover rate                                            81%                  81%                  81%
Net assets, end of period (000's)                              $95,018              $32,902              $ 2,434

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                            YEAR ENDED DECEMBER 31, 1999
                                                            ----------------------------------------------------
                                                              CLASS A               CLASS B              CLASS C
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  6.56              $  6.56              $  6.56
                                                               -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                         0.45                 0.40                 0.41(b)
Net realized and unrealized loss                                 (0.57)               (0.57)               (0.57)
                                                               -------              -------              -------
    Total from Investment Operations                             (0.12)               (0.17)               (0.16)
                                                               -------              -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                       (0.46)               (0.41)               (0.42)
In excess of net investment income (c)                           (0.00)               (0.00)               (0.00)
                                                               -------              -------              -------
    Total Distributions Declared to Shareholders                 (0.46)               (0.44)               (0.42)
                                                               -------              -------              -------
NET ASSET VALUE, END OF PERIOD                                 $  5.98              $  5.98              $  5.98
                                                               -------              -------              -------
Total return (d)                                               (1.86)%              (2.60)%              (2.45)%(e)
                                                               -------              -------              -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                     1.13%                1.88%                1.73%(b)
Net investment income (f)                                        7.15%                6.40%                6.55%(b)
Portfolio turnover rate                                           102%                 102%                 102%
Net assets, end of period (000's)                             $103,011              $39,532              $ 2,730

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%.
(c) Amount represents less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       YEARS ENDED DECEMBER 31
                                    ------------------------------------------------------------------------------------------
                                                     1998                                                 1997
                                    -------------------------------------------         --------------------------------------
                                      CLASS A         CLASS B         CLASS C            CLASS A        CLASS B     CLASS C(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $  6.50         $  6.50         $  6.50            $  6.41       $  6.41       $  6.53
                                      -------         -------         -------            -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                    0.45            0.40            0.41(b)            0.44          0.39          0.17(b)
Net realized and unrealized gain
  (loss)                                 0.06            0.06            0.06               0.09          0.09         (0.03)(c)
                                      -------         -------         -------            -------       -------       -------
    Total from Investment
      Operations                         0.51            0.46            0.47               0.53          0.48          0.14
                                      -------         -------         -------            -------       -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income              (0.45)          (0.40)          (0.41)             (0.44)        (0.39)        (0.17)
                                      -------         -------         -------            -------       -------       -------
NET ASSET VALUE, END OF PERIOD        $  6.56         $  6.56         $  6.56            $  6.50       $  6.50       $  6.50
                                      -------         -------         -------            -------       -------       -------
Total return (d)                        8.13%           7.32%           7.48%(e)           8.67%         7.87%         2.17%(e)(f)
                                      -------         -------         -------            -------       -------       -------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                            1.09%           1.84%           1.69%(b)           1.11%         1.86%         1.71%(b)(h)
Net investment income (g)               7.16%           6.41%           6.56%(b)           6.98%         6.23%         6.35%(b)(h)
Portfolio turnover rate                  161%            161%            161%               281%          281%          281%
Net assets, end of period (000's)    $119,002         $40,828         $ 2,622           $120,336      $ 36,128       $   240

(a) Class C shares were initially offered on August 1, 1997. Per share reflects activity from that date.
(b) 1998 information is net of fees waived by the Distributor which amounted to $0.01 per share and 0.15%. 1997 information is net of fees waived by the Distributor which amounted to $0.00 per share and 0.15%.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

----------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         YEAR ENDED DECEMBER 31, 1996
                                                                     --------------------------------------
                                                                     CLASS A                     CLASS B
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  6.64                     $  6.64
                                                                        -------                     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.46                        0.41
Net realized and unrealized loss                                          (0.24)                      (0.24)
                                                                        -------                     -------
    Total from Investment Operations                                       0.22                        0.17
                                                                        -------                     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                (0.45)                      (0.40)
                                                                        -------                     -------
NET ASSET VALUE, END OF PERIOD                                          $  6.41                     $  6.41
                                                                        -------                     -------
Total return (a)                                                          3.59%                       2.82%
                                                                        -------                     -------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                                              1.10%                       1.85%
Net investment income (b)                                                 7.12%                       6.37%
Portfolio turnover rate                                                    253%                        253%
Net assets, end of period (000's)                                      $129,681                     $35,770

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT The Transfer Agent for Liberty Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

SEMIANNUAL REPORT
LIBERTY INCOME FUND

-------------------------------------------------------------------------------
CHOOSE LIBERTY
-------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

-------------------------------------------------------------------------------
                                  L I B E R T Y
                                 -----------------
                                         F U N D S
-------------------------------------------------------------------------------
ALL-STAR Institutional money management approach for individual investors.
-------------------------------------------------------------------------------
COLONIAL Fixed income and value style equity investing.
-------------------------------------------------------------------------------
CRABBE
HUSON A contrarian approach to fixed income and equity investing.
-------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
-------------------------------------------------------------------------------
STEIN ROE
ADVISOR Innovative solutions for growth and income investing.
-------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
-------------------------------------------------------------------------------
            Liberty's   mutual funds are offered by prospectus through Liberty
                        Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY INCOME FUND   SEMIANNUAL REPORT
-------------------------------------------------------------------------------
[Graphic
 Omitted]  L I B E R T Y                                          --------------
           -----------------                                        PRSRT STD
                   F U N D S                                      U.S. POSTAGE
                                                                            PAID
                                                                  Holliston, MA
                                                                  PERMIT NO. 20
                                                                  --------------
          Liberty Funds Distributor, Inc. (C)2001
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com

                                               717-03/454G-0601 (08/01) 01/1557